UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3150

BMC FUND, INC.
(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)
LENOIR, NC 28645
(Address of principal executive offices) (Zip code)

CAROL FRYE
BMC FUND, INC.
P. O. BOX 500
LENOIR, NC 28645
(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end:  October 31, 2009

Date of reporting period:  April 30, 2009

Item 1.  Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

(UNAUDITED)

Six Months Ended April 30, 2009

BMC FUND, INC.

BMC FUND, INC.
DIRECTORS AND OFFICERS

DIRECTORS

James T. Broyhill	Winston-Salem, North Carolina
M. Hunt Broyhill	Hickory, North Carolina
Paul H. Broyhill	Lenoir, North Carolina
R. Donald Farmer	Taylorsville, North Carolina
Robert G. Fox, Jr.	Charlotte, North Carolina
Jan E. Gordon	Palm Harbor, Florida
Gene A. Hoots	Charlotte, North Carolina
Brent B. Kincaid	Lenoir, North Carolina
Michael G. Landry	Fort Lauderdale, Florida
John S. Little	Naples, Florida
L. Glenn Orr, Jr.	Winston-Salem, North Carolina
Allene B. Stevens	Lenoir, North Carolina

OFFICERS

Paul H. Broyhill	Chairman and
Chief Executive Officer
M. Hunt Broyhill	President
Michael G. Landry	Vice President and
Chief Investment Officer
Boyd C. Wilson, Jr.	Vice President and
Chief Financial Officer
Jeffrey W. Clark	Chief Compliance Officer
Carol Frye	Secretary and Treasurer

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2009, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (“RIC”) on April 1, 1981.  During the six months ended April 30, 2009, the Company paid the following dividends per share:

December 10, 2008 to shareholders of record November 25, 2008	$1.12
March 10, 2009 to shareholders of record February 25, 2009	.25

Total	$1.37

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at April 30, 2009, with a total market value of $97,858,457.

Paul H. Broyhill, Chief Executive Officer

M. Hunt Broyhill, President

Michael G. Landry, Vice President

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2009

ASSETS AT MARKET VALUE:
Investment securities (cost - $113,654,558)	$97,233,963
Investments in affiliate - wholly owned subsidiary (equity value $527,022)	624,494
Cash and short-term investments	113,872
Receivables, accrued interest and dividends	128,501
Other assets	69,553

Total assets	98,170,383

LIABILITIES:
Call options written, at fair value (preimums received $1,679,043)	696,055
Payable to broker	2,663,814
Accounts payable and accrued expenses	73,809

Total liabilities	3,433,678

NET ASSETS AT APRIL 30, 2009 - EQUIVALENT TO $19.20 PER
SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$94,736,705

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares;
outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	81,460,646
Undistributed net investment income	-
Realized loss on investments	(1,244,927)
Undistributed nontaxable gain	5,194,714
Unrealized depreciation of investments	(15,340,133)

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$94,736,705

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended April 30, 2009

INVESTMENT INCOME:
Income:
Interest - fixed income	$64,312
Other interest and dividends	2,201,406
Equity in earnings of wholly-owned subsidiary	(38,946)

Total income	2,226,772

Expenses:
Legal and professional fees	44,373
Directors' fees (Note 8)	31,000
Investment expense	47,060
Salaries	335,088
Property and liability insurance	28,680
Depreciation expense	2,232
Taxes and licenses	60,201
Rent	11,100
Office supplies and expense	15,022
Dues and subscriptions	33,172
Travel and entertainment	6,034

Total expenses	613,962

Investment income, net	1,612,810

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain (loss) from investments sold	(309,058)
Change in unrealized appreciation of investments for the period	(2,382,616)

Net gain on investments	(2,691,674)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(1,078,864)

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
Six Months Ended April 30, 2009 and 2008

	2009	2008

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,612,810	$3,698,737
Realized gains (losses) from investment securities sold	(309,058)	4,089,267
Change in unrealized appreciation (depreciation) of
investments for the year	(2,382,615)	(17,211,566)

Net increase (decrease) in net assets resulting from operations	(1,078,863)	(9,423,562)

Distributions to shareholders from:
Net realized gain on investment securities	-	(7,018,329)
Net investment income	(4,150,272)	(2,650,902)
Retained earnings prior to becoming an investment company	(2,608,324)	-

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,837,459)	(19,092,793)

NET ASSETS AT BEGINNING OF PERIOD	102,574,164	178,974,814

NET ASSETS AT END OF PERIOD (Including
undistributed net investment income:
2009 none - $; 2007 - $10,524,563)	$94,736,705	$159,882,021

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2009

1.      ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended.  Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation.  The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles for investment companies.

2.      SIGNIFICANT ACCOUNTING POLICIES

A.  Investment Valuations – The investment securities are stated at market value as determined by closing prices on national securities exchanges.  Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

The carrying value of the investment in the wholly owned subsidiary is based on independent appraisals and internal assessments of the fair market values of the subsidiary’s underlying investments.  Equity in earnings of the wholly owned subsidiary in the statement of operations represents the current year earnings of the subsidiary accounted for using the equity method.

B.  Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed.  Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

For the six months ended April 30, 2009, the Company purchased and sold securities in the amount of $44,657,546 and $32,736,804 (excluding short-term investments and options), respectively.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2009

2.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

C.  Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company.  The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

D.  Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses.  Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

E.  Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.  Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash.  Short-term money market investments managed by third party investors are included in investment securities.

G.  Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

H.  Fair Value Measurements – The Company adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on November 1, 2008.  FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2009

2.      SIGNIFICANT ACCOUNTING POLICIES (Continued)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Company’s investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.  These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Company’s investments as of April 30, 2009.

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$86,499,674	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	10,662,728	-
Total	$97,162,402	-

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2009

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

The table below presents a reconciliation for the quarter ended April 30, 2009, for all Level 3 assets that are measured at fair value on a recurring basis.

For the Six Months Ended April 30, 2009	Fair Value Measurement Using Significant Unobservable Inputs
Balance at October 31, 2008	$-
Transferred to Level 3	12,126,307
Purchases	2,000,000
Sales	(2,619,959)
Total realized and unrealized gains or losses	(843,620)
Balance at April 30, 2009	$10,662,728

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS
(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as April 30, 2009, were as follows:

Gross appreciation (excess of value over tax cost)	$3,203,626
Gross depreciation (excess of tax cost over value)	(18,543,761)
Net unrealized depreciation	$(15,340,135)
Cost of investments for income tax purposes	$112,502,537

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2009

4.     INVESTMENT IN AFFILIATE

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock.  The Company held at least five percent of the outstanding voting stock of the following company during the period ended April 30, 2009.

Issuer	Number of Shares Held 4/30/09	Amount of Equity In Net Profit And Loss For the Period	Dividends (1)	Value at 4/30/09

Broyhill Industries, Inc. – Wholly-owned subsidiary	1,000	$ (38,947)	$ -	$ 624,494

(1)
All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiary have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary company on the equity method.

5.     DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.  The character of distributions made during the six months from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2008, an ordinary income distribution of $0.84 per share and a distribution from retained earnings prior to becoming an investment company of $0.28 per share were paid to shareholders of record on November 25, 2008.

On March 10, 2009, a distribution from retained earnings prior to becoming an investment company of $0.25 was paid to shareholders of record on February 25, 2009.

The tax character of distributions paid for the six months ended April 30, 2009 is as follows:

Distributions paid from:
Ordinary income	$4,150,272
Retained earnings prior to becoming an investment company	2,608,324
Total	$6,758,596

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2009

5.     DISTRIBUTIONS TO SHAREHOLDERS (Continued)

The tax components of distributable earnings are determined in accordance with income tax regulations, which may differ from composition of net assets reported under accounting principles generally accepted.  There were no such differences for the period ended April 30, 2009.

6.     NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures About Derivative Instruments and Hedging Activities.”  FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities.  It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  The Company believes that the adoption of FAS 161 will have no material impact on financial statement disclosures.

7.     LINE OF CREDIT

On October 12, 2007 (renewed on February 27, 2009), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $7,500,000 to provide the Company more flexibility in its payment of dividend and management of its investments.  The interest rate on any borrowings is at the LIBOR market index rate plus 100 basis points.  The Company will pay a commitment fee of 25 basis points on any unused balance.  As of April 30, 2009, the Company had no borrowings from this line of credit, which expires on March 31, 2010.

8.     ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board.  The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 cash for each meeting attended by telephone.  Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting.  In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

9.     RELATED PARTIES

The Company owns one wholly-owned subsidiary, Broyhill Industries, Inc.

The Company leases office space from Broyhill Investments, Inc., which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of BMC Fund, Inc.  The expense associated with this related party lease for the six months ended April 30, 2009 amounted to $11,100.  Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services.  This service is provided at no cost to the Company.  All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company.  The outstanding payable related to these transactions at April 30, 2009 was $72,809.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2009

10.	IMPAIRED SECURITIES

Selected securities at the end of the six months have significant investment impairment issues.  These selected securities have an aggregate cost basis of $9,501,109 and have been assigned no value at April 30, 2009.

11.	SUPPLEMENTAL PROXY INFORMATION AND 2009 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 28, 2009 at the Company’s offices in Lenoir, North Carolina.  The meeting was held for the following purposes:

1.  To elect the following 12 directors to serve as follows:

Director	Term	Expiring

James T. Broyhill	1 year	2010
M. Hunt Broyhill	1 year	2010
Paul H. Broyhill	1 year	2010
R. Donald Farmer	1 year	2010
Robert G. Fox, Jr.	1 year	2010
Jan E. Gordon	1 year	2010
Gene A. Hoots	1 year	2010
Brent B. Kincaid	1 year	2010
Michael G. Landry	1 year	2010
John S. Little	1 year	2010
L. Glenn Orr, Jr.	1 year	2010
Allene B. Stevens	1 year	2010

2.  To vote upon such other business as may come before the meeting.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
Six Months Ended April 30, 2009

11.	SUPPLEMENTAL PROXY INFORMATION AND 2009 ANNUAL MEETING OF SHAREHOLDERS (Continued)

The results of the proxy solicitation on the above matters were as follows:

Director	Votes For	Votes Against	Votes Withheld	Abstentions

James T. Broyhill	4,852,424	0	80,857	0
M. Hunt Broyhill	4,852,424	0	80,857	0
Paul H. Broyhill	4,852,424	0	80,857	0
R. Donald Farmer	4,852,424	0	80,857	0
Robert G. Fox, Jr.	4,852,424	0	80,857	0
Jan E. Gordon	4,733,910	0	80,857	0
Gene A. Hoots	4,852,424	0	80,857	0
Brent B. Kincaid	4,852,424	0	80,857	0
Michael G. Landry	4,852,424	0	80,857	0
John S. Little	4,852,424	0	80,857	0
L. Glenn Orr, Jr.	4,852,424	0	80,857	0
Allene B. Stevens	4,852,424	0	80,857	0

There was no other business voted upon at the Annual Meeting of Shareholders.

12.   SUPPLEMENTAL INFORMATION

Paul H. Broyhill, Chairman and Chief Executive Officer, Michael G. Landry, Vice President and Chief Investment Officer, M. Hunt Broyhill, President, Christopher R. Pavese, CFA, Managing Director, and Dan J. Wakin, Managing Director – Alternative Investments, are primarily responsible for the day-to-day management of the Company’s portfolio.  Mr. Paul Broyhill has had such responsibility since the inception of the Company.  Messrs. Landry and Hunt Broyhill have had such responsibility since 2001.  Messrs. Landry and Hunt Broyhill have been engaged in asset management for various institutions and high net worth individuals for more than five years.  Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005.  At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.  Mr. Wakin has had such responsibility since February 2006, and has served the Company in other capacities since 1995.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS

Six Months April 30, 2009 (Unaudited), Years Ended October 31, 2008, 2007, 2006, 2005, 2004, and 2003, Seven Month Period Ended October 31, 2002, and Each of the Three Years in the Period Ended March 31, 2002

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the six months ended April 30, 2009 (Unaudited), the years ended October 31, 2008, 2007, 2006, 2005, 2004, and 2003, the seven month period ended October 31, 2002, and each of the three years in the period ended March 31, 2002. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING PERFORMANCE	Six Months Ended April 30, 2009 (Unaudited)	2008	2007	2006	2005	2004	2003	Seven Months Ended October 31, 2002		2002	2001	2000

Net asset value, beginning of period	$20.79	$36.28	$33.55	$32.84	$30.94	$29.17	$25.46	$28.95		$29.44	$31.84	$29.01
Net investment income	0.33	0.73	0.78	1.06	0.88	0.82	0.95	0.59		1.13	1.31	2.11
Net gains (losses) on investments	(0.55)	(10.98)	4.25	2.43	2.48	2.08	3.76	(3.45)		(0.30)	(2.13)	2.11
Total from investment operations	(0.22)	(10.25)	5.03	3.49	3.36	2.90	4.71	(2.86)		0.83	(0.82)	4.22
Less distributions:
Dividends from net investment income	0.84	1.04	2.03	2.37	-	0.65	0.45	0.56		0.84	1.58	1.10
Distributions from capital gains	-	1.42	0.27	0.41	1.46	0.48	0.55	0.07		0.48	-	0.29
Distributions from retained earnings	0.53	-	-	-	-	-	-	-		-	-	-
P. B. Realty, Inc. Spin-off	-	2.78	-	-	-	-	-	-		-	-	-
Total distributions	1.37	5.24	2.30	2.78	1.46	1.13	1.00	0.63		1.32	1.58	1.39
Net asset value, end of period	$19.20	$20.79	$36.28	$33.55	$32.84	$30.94	$29.17	$25.46		$28.95	$29.44	$31.84

Per share market value, end of period[1]	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00		$26.00	$26.00	$26.00

TOTAL INVESTMENT RETURN[2]	(0.84)%	(39.42)%	19.35%	13.40%	12.95%	11.14%	18.12%	(18.85)%	*	3.20%	(3.15)%	16.23%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$94,737	$102,574	$178,975	$165,500	$162,027	$152,623	$143,910	$125,596		$142,811	$145,221	$157,057
Ratio of expenses to average net assets[3]	0.63%	1.02%	0.75%	0.73%	0.60%	0.73%	0.73%	0.71%	*	0.62%	0.49%	0.40%
Ratio of net investment income to
average net assets[3]	1.66%	2.37%	2.26%	3.20%	2.77%	2.70%	3.52%	3.78%	*	3.91%	4.23%	6.99%
Portfolio turnover rate	41.92%	67.44%	51.23%	48.22%	57.54%	40.10%	52.51%	31.95%		67.18%	33.65%	94.21%

[1] Unaudited - Based on stock trades, which are very limited, during that year.
[2] Unaudited - Computed as follows: income from investment operations divided by per share market value.
[3] Average is computed on a quarterly basis.
* Annualized

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2009

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
OAKWOOD HOMES CORP	[1,3]	7.875%	3/1/2004	$1,000,000	959,352	$480,000
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[2,3]	0.000%	9/29/2008	3,000,000	3,000,000	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[2,3]	0.000%	11/15/2008	1,000,000	1,000,000	-
SUN MICROSYSTEMS		7.650%	8/15/2009	500,000	498,888	502,500
AUSTRALIA GOVT BOND		7.500%	9/15/2009	984,960	989,731	897,965
NEXTEL COMMUNICATIONS INC		5.250%	1/15/2010	500,000	495,284	490,625
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[2,3]	0.000%	3/15/2011	2,500,000	2,500,000	-
AMKOR TECHNOLOGY		2.500%	5/15/2011	250,000	209,569	209,688
AK STEEL		7.750%	6/15/2012	500,000	421,976	447,500
NII HOLDINGS INC		2.750%	8/15/2025	500,000	460,148	458,125

TOTAL INVESTMENTS IN FIXED INCOME				$10,734,960	$10,534,948	$3,486,403	3.68%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2009

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

US GOVERNMENT & AGENCY OBLIGATIONS:
US TREASURY BILLS	[3]	0.000%	5/29/2009	$1,250,000	$1,249,961	$1,250,000
US TREASURY BILLS	[3]	0.000%	6/25/2009	11,500,000	11,498,472	11,500,000
US TREASURY BILLS	[3]	0.000%	7/2/2009	605,000	604,896	604,811
US TREASURY BILLS	[3]	0.000%	7/23/2009	250,000	249,890	249,922
US TREASURY BILLS	[3]	0.000%	7/30/2009	3,140,000	3,138,158	3,139,019
US TREASURY BILLS	[3]	0.000%	8/27/2009	500,000	499,951	499,844
US TREASURY BILLS	[3]	0.000%	9/24/2009	3,056,000	3,052,238	3,054,090
US TREASURY BILLS	[3]	0.000%	10/22/2009	1,175,000	1,172,967	1,173,531

TOTAL INVESTMENTS IN US GOVERNMENT & AGENCY OBLIGATIONS				$21,476,000	$21,466,533	$21,471,217	22.66%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2009

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCOME	50,000.00	$239,815	$247,500
FIDELITY US BOND INDEX	192,678.23	2,000,000	2,075,144
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	23,633.00	203,791	142,271
GABELLI CONVERTIBLE & INCOME SECURITIES FUND	32,600.00	203,772	157,458
HARBOR BOND FUND INSTITUTIONAL CLASS	87,796.31	1,000,000	1,009,658
ING PRIME RATE TRUST	50,000.00	187,925	195,500
ISHARES BARCLAY TIPS BOND	4,300.00	408,608	431,892
ISHARES BARCLAYS 20+ YR TREASURY BOND FUND	5,000.00	523,149	490,400
ISHARES IBOXX $ INVESTMENT GRADE CORP BOND	7,500.00	719,785	721,500
PIMCO CORPORATE INC FUND	12,500.00	153,358	114,875
PIMCO GLOBAL MULTI-ASSET FUND CLASS D	10,582.01	100,000	101,905
PIMCO TOTAL RETURN FUND INSTITUTIONAL CLASS	488,758.55	5,000,000	4,995,112
SPDR BARCLAYS INTL TREASURY BOND FUND	10,000.00	525,850	516,100
TEMPLETON GLOBAL INCOME FUND	25,000.00	199,625	200,500
VAN KAMPEN SENIOR INCOME TRUST	50,000.00	140,820	144,500
VANGUARD INTERMEDIATE-TERM INVESTMENT GRADE	274,750.29	2,300,000	2,379,338
VANGUARD GNMA FUND - ADMIRAL SHARES	46,904.36	500,000	500,469
VANGUARD HIGH YIELD CORPORATE FUND	22,371.37	100,000	104,698
WISDOMTREE DREYFUS CHINESE YUAN FUND	10,000.00	251,651	255,300
TOTAL BOND MUTUAL FUNDS		14,758,149	14,784,120	15.61%

STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Diversified Emerging Markets
WISDOMTREE EMERGING MARKETS	10,000.00	264,080	299,000	0.32%

Diversified Asia Pacific
ISHARES TR FTSE INDEX	7,500.00	222,197	239,850	0.25%

Asia Ex-Japan Stock
ISHARES INC MSCI HONG KONG INDEX	15,250.00	149,362	181,018	0.19%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2009

Company Name	Shares Held		Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS
STOCK MUTUAL FUNDS (Continued):
Latin America Stock
ISHARES INC MSCI BRAZIL INDEX		7,700.00	391,976	347,270
TOTAL INTERNATIONAL EQUITIES			1,027,615	1,067,138	1.13%

SPECIALTY FUNDS
Diversified Financials
POWERSHARES FINANCIAL PREFERRED		20,000.00	363,538	227,200	0.24%

Real Estate
SPDR S&P HOMEBUILDERS ETF		20,000.00	350,816	271,200	0.29%

Health
ISHARES DJ US PHARMACEUTICALS		3,000.00	158,105	123,330	0.13%

Precious Metals
MARKET VECTORS GOLD MINERS ETF		15,000.00	535,256	493,650
SPDR GOLD SHARES	[3]	10,000.00	965,449	872,700
			1,500,705	1,366,350	1.44%

World Allocation
IVY ASSET STRATEGY FUND CLASS I		72,445.42	1,979,197	1,371,392	1.45%

Bear Market
CALAMOS CONV OPPORTUNITIES & INCOME FUND		30,000.00	272,657	271,800	0.29%

Long-Short
HUSSMAN STRATEGIC GROWTH FUND		311,478.07	5,000,000	4,158,232	4.39%

TOTAL SPECIALTY FUNDS			9,625,017	7,789,504	8.22%

TOTAL STOCK MUTUAL FUNDS			10,652,632	8,856,642	9.35%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$25,410,781	$23,640,762	24.95%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2009

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP	[2]	$2,000,000	$2,010,164
INSTITUTIONAL BENCHMARKS LLC CONVERTIBLE HEDGED SERIES	[2]	1,475,886	1,031,770
JMG CAPITAL PARTNERS LP	[2]	609,767	1,273,003
LMC COMPASS FUND LP	[2]	1,500,000	1,717,591
RD LEGAL FUNDING PARTNERS LP	[2]	1,000,000	1,088,092
RYE SELECT BROAD MARKET FUND LP	[2,3]	1,500,000	-
STARK INVESTMENTS LP	[2]	1,000,000	2,159,930
STARK STRUCTURED FINANCE ONSHORE FUND	[2]	1,000,000	632,045
WALNUT INVESTMENT PARTNERS	[2]	235,567	125,639
TOTAL LIMITED PARTNERSHIPS		10,321,220	10,038,234	10.60%

WARRANTS:
CREDIT SUISSE 24 MONTH COMMODITY CURRENCY BASKET	[3]	58,400	251
CREDIT SUISSE 24 MONTH GULF CURRENCY BASKET	[3]	152,400	426
TOTAL WARRANTS		210,800	677	0.00%

TOTAL OTHER INVESTMENTS		$10,532,020	$10,038,911	10.60%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2009

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	6,500.00	FORTUNE BRANDS INC COM		$239,501	$255,515
	172,000.00	HEAD N V NY REGISTRY SH	[3]	345,561	61,920
				585,062	317,435	0.34%

Consumer Services	15,000.00	REGIS CORP MINN COM		202,685	287,100	0.30%

Media	7,000.00	DISNEY WALT CO COM		176,801	153,300
	11,600.00	NEWS CORP CL B		166,905	105,792
				343,706	259,092	0.27%

Retailing	6,000.00	AARON'S INC		146,982	201,360	0.21%

TOTAL CONSUMER DISCRETIONARY				1,278,435	1,064,987	1.12%

CONSUMER STAPLES
Food & Staples Retailing	700.00	COSTCO COMPANIES INC COM		46,474	34,020
	5,000.00	WAL MART STORES INC COM		253,174	252,000
				299,648	286,020	0.30%

Food, Beverage & Tobacco	10,000.00	ALTRIA GROUP INC		172,750	163,300
	7,200.00	COCA COLA CO COM		350,902	309,960
	9,400.00	DIAGEO P L C SPON ADR NEW		586,834	449,790
	5,000.00	DR. PEPPER SNAPPLE	[3]	119,217	103,550
	2,500.00	GENERAL MLS INC COM		169,738	126,725
	5,000.00	LORILLARD INC		323,175	315,650
	8,150.00	NESTLE S A SPONSORED ADR		308,331	267,337
	4,000.00	PEPSICO INC COM		286,163	199,040
	5,000.00	PHILIP MORRIS INTL INC COM		193,561	181,000
				2,510,670	2,116,352	2.23%

Household & Personal	10,800.00	AVON PRODS INC COM		275,723	245,808
Products	6,000.00	PROCTER & GAMBLE CO COM		391,831	296,640
				667,554	542,448	0.57%

TOTAL CONSUMER STAPLES				3,477,872	2,944,820	3.11%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2009

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
ENERGY	1,000.00	APACHE CORP COM		112,790	72,860
	8,900.00	BP PLC SPONSORED ADR		424,650	377,894
	3,500.00	BP PRUDHOE BAY ROYALTY TRUST		307,620	225,750
	9,000.00	CPFL ENERGIA		433,927	409,590
	1,000.00	DEVON ENERGY CORP NEW COM		105,231	51,850
	2,000.00	ENBRIDGE ENERGY PARTNERS		53,595	72,540
	10,500.00	ENERGY TRANSFER EQUITY LP		249,388	269,220
	2,500.00	ENERGY TRANSFER PRTNRS		78,375	98,875
	12,000.00	ENTERPRISE PRODS PARTN COM		302,232	283,080
	6,004.00	EXXON MOBIL CORP COM		453,624	400,287
	7,000.00	KINDER MORGAN ENERGY UT LT		357,377	334,320
	164.00	KINDER MORGAN MANAGEMENT	[3]	7,935	6,698
	12,091.00	KINDER MORGAN MGMT FRACTIONAL	[3]	6	5
	25,000.00	LINN ENERGY LLC		396,256	413,500
	25,000.00	MARKWEST ENERGY PARTNERS		318,085	358,250
	3,000.00	ONEOK PARTNERS LP		161,530	141,000
	6,000.00	PENGROWTH ENERGY TR		96,129	39,420
	16,000.00	PENN WEST ENERGY TR		317,839	175,520
	1,000.00	PETROLEO BRASILEIRO SA		29,505	33,570
	3,000.00	SAN JUAN BASIN ROYALTY TRUST		91,906	42,630
	50.00	SASOL		2,275	1,505
	1,000.00	SUNCOR ENERGY INC COM		39,714	25,360
	10,500.00	TEPPCO PARTNERS L P UT LTD		242,369	285,915
	10,000.00	TOTAL FINA S A SPONSORED A		505,647	497,200
	8,409.00	UNITED UTILITIES GROUP		270,707	126,724
	5,750.00	WILLIAMS PIPELINE PRTNR LP		101,968	107,525
TOTAL ENERGY				5,460,678	4,851,087	5.12%

FINANCIALS
Banks	15,000.00	BLADEX - BANCO LATIN AMERICA		115,326	184,500
	14,400.00	BANK OF AMERICA CORP COM		547,651	128,592
				662,977	313,092	0.33%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2009

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
Diversified Financials	13,200.00	ALLIANCE BERNSTEIN HLDG		549,292	231,264
	500.00	CME GROUP		104,368	110,675
	4,700.00	FRANKLIN RESOURCES INC		429,934	284,256
				1,083,593	626,195	0.66%

Insurance	5,400.00	AFLAC INC COM		281,993	156,006
	2.00	BERKSHIRE HATHAWAY A	[3]	218,700	188,000
	11,200.00	MARSH & MCLENNAN COS COM		303,217	236,208
	15,900.00	PROGRESSIVE CORP OHIO	[3]	255,701	242,952
				1,059,611	823,166	0.87%

Real Estate	35,000.00	MEDICAL PPTYS TR INC COM		370,003	186,900	0.20%

Financial	13,700.00	LEGG MASON		559,607	274,959	0.29%

TOTAL FINANCIALS				3,735,791	2,224,312	2.35%

HEALTH CARE
Health Care Equipment &	3,501.00	AMEDISYS INC COM	[3]	185,205	117,424
Services	200.00	CIGNA CORP COM		6,872	3,942
	2,000.00	COVIDIEN LTD		109,285	65,960
	1,000.00	CRYOLIFE INC	[3]	15,192	5,430
	250.00	LABORATORY CORP AMER HLDGS	[3]	17,105	16,038
	2,900.00	MEDTRONIC INC COM		156,441	92,800
	4,000.00	QUEST DIAGNOSTICS INC COM		204,139	205,320
	7,500.00	UNITEDHEALTH GROUP INC COM		219,017	176,400
	10,000.00	WELLCARE HEALTH PLANS	[3]	155,806	150,100
	5,000.00	WELLPOINT INC	[3]	219,075	213,800
				1,288,137	1,047,213	1.11%

Pharmaceuticals &	5,500.00	AMGEN INC COM	[3]	293,069	266,585
Biotechnology	15,000.00	BRISTOL MYERS SQUIBB COM		370,569	288,000
	1,000.00	GILEAD SCIENCES INC COM	[3]	47,412	45,800
	9,000.00	JOHNSON & JOHNSON COM		548,831	471,240
	25,000.00	MERCK & CO INC COM		805,136	606,000
	3,000.00	PDL BIOPHARMA INC COM		30,543	21,450
	52,500.00	PFIZER INC COM		1,082,477	701,400

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2009

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
	20,000.00	WYETH COM		867,118	848,000
				4,045,154	3,248,475	3.43%

Asia Ex-Japan Stock	2,000.00	FRESENIUS MED CARE AG		110,365	77,020	0.08%

TOTAL HEALTH CARE				5,443,656	4,372,708	4.62%

INDUSTRIALS
Capital Goods	5,000.00	3M COMPANY		412,920	288,000
	5,000.00	BOEING CO COM		170,810	200,250
	7,500.00	CATERPILLAR INC DEL COM		368,685	266,850
	7,500.00	DEERE & CO COM		425,212	309,450
	6,400.00	EMERSON ELEC CO COM		259,662	217,856
	5,000.00	GENERAL DYNAMICS CORP COM		196,075	258,350
	28,200.00	GENERAL ELEC CO COM		742,645	356,730
	5,000.00	NORTHROP GRUMMAN CORP		188,726	241,750
	500.00	SIEMENS A G SPONSORED ADR		29,353	33,465
	1,200.00	TELEFLEX		51,161	51,576
	3,000.00	WATTS WATER TECHNOLOGIES		82,507	66,780
				2,927,756	2,291,057	2.42%

Commercial Services & Supplies	3,000.00	AMERICAN ECOLOGY CORP		96,549	49,560
	250.00	STERICYCLE INC COM	[3]	12,177	11,770
				108,727	61,330	0.06%

Transportation	200.00	NORFOLK SOUTHERN CORP COM		12,103	7,136	0.01%

TOTAL INDUSTRIALS				3,048,586	2,359,523	2.49%

INFORMATION TECHNOLOGY
Software & Services	31,000.00	MICROSOFT CORP COM		690,815	628,060
	7,000.00	ORACLE CORP COM		148,921	135,380
	10,000.00	UNITED ONLINE INC COM		114,228	53,000
				953,964	816,440	0.86%

Technology Hardware	3,000.00	APPLE COMPUTER INC COM	[3]	352,322	377,490
& Equipment	13,000.00	CISCO SYS INC COM	[3]	270,494	251,160

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2009

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
	1,300.00	L-3 COMMUNICATNS HLDGS COM		137,210	98,995
	7,000.00	RESEARCH IN MOTION LTD COM	[3]	396,383	486,500
	75,000.00	SUN MICROSYSTEMS INC COM	[3]	690,375	687,000
	20,000.00	TYCO ELECTRONICS		651,982	348,800
	8,000.00	WESTERN DIGITAL CORP COM	[3]	144,296	188,160
				2,643,062	2,438,105	2.57%

Semiconductors &	27,000.00	INTEL CORP COM		420,120	426,060
Semiconductor Equipment	35,000.00	TAIWAN SEMICONDUCTOR		283,975	369,950
				704,095	796,010	0.84%

TOTAL INFORMATION TECHNOLOGY				4,301,121	4,050,555	4.28%

MATERIALS	2,000.00	BHP BILLITON LTD SPONSORED		91,047	96,280
	110.00	BROOKFIELD INFRASTRUCTURE		2,310	1,502
	5,000.00	CEMEX S A SPON ADR	[3]	64,628	37,400
	1,000.00	CF INDUSTRIES HOLDINGS		71,800	72,050
	20,000.00	SEALED AIR CORP NEW		443,629	381,200
TOTAL MATERIALS				673,413	588,432	0.62%

TELECOMMUNICATION	1,200.00	BRASIL TELECOM		90,830	46,752
SERVICES	30,000.00	BT GROUP		589,198	411,900
	11,500.00	CHINA MOBILE HONG KONG		551,798	496,340
	15,000.00	FRANCE TELECOM SPONSORED A		390,091	330,900
	15,000.00	PARTNER COMMUNICATIONS		233,861	243,750
	500.00	SK TELECOM LTD SPONSORED A		9,648	7,835
	5,688.00	TELECOM CP NEW ZEALAND		82,004	45,561
	18,500.00	TELECOMUNCA DE SAO PAULO		418,772	401,265
	2,000.00	TELEFONICA S A SPONSORED		118,089	112,580
	3,000.00	VERIZON COMMUNICATIONS COM		97,215	91,020
	10,000.00	WINDSTREAM CORP COM		136,850	83,000
TOTAL TELECOMMUNICATION SERVICES				2,718,355	2,270,903	2.40%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2009

Sectors and Industries	Shares Held	Company Name	Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
UTILITIES	37,500.00	DUKE ENERGY CORP COM	566,469	517,875
	4,000.00	PROGRESS ENERGY	151,264	136,480
	9,500.00	SOUTHERN CO COM	326,330	274,360
TOTAL UTILITIES			1,044,063	928,715	0.98%

INVESTMENT IN AFFILIATE	1,000.00	BROYHILL INDUSTRIES, INC.	527,022	624,494	0.66%

TOTAL INVESTMENTS IN COMMON STOCKS			$31,708,991	$26,280,535	27.74%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2009

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
SUN MICROSYSTEMS CALL OPTION, $8.00 EXP 10/17/09	[3]	500	$71,500	$72,000
TOTAL CALL OPTIONS			71,500	72,000	0.08%

PUT OPTIONS:
SPDR PUT OPTION, $82 EXP 5/16/09	[3]	200	79,601	16,800
SPDR PUT OPTION, $85 EXP 5/16/09	[3]	100	39,001	16,200
TOTAL PUT OPTIONS			118,602	33,000	0.03%

TOTAL INVESTMENTS IN CALL AND PUT OPTIONS			$190,102	$105,000	0.11%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2009

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
COMCAST CORP 7% NOTE		4,000	$91,267	$89,800
LEARNINGSTATION.COM	[2,3]	1,224,661	500,000	-
RAM REINSURANCE PFD	[2,3]	10	$1,001,109	$-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$1,592,376	$89,800	0.09%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
April 30, 2009

			Market	Percent of
Industries	Company Name	Cost	Value	Net Assets

Short-term Investments	First American Treasury Oblig. Fund Z	$12,745,829	$12,745,829	13.45%

TOTAL INVESTMENTS - MARKET VALUE			$97,858,457	103.30%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			(3,121,752)	-3.30%

TOTAL NET ASSETS			$94,736,705	100.00%

1 In default
[2] Market value determined by the Fund's Board of Directors
[3] Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2009

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
APACHE CORP CALL OPTION, $75 EXP 7/18/09	[3]	(10.00)	$(4,280)	$(5,000)
APPLE COMPUTER CALL OPTION, $130 EXP 1/16/10	[3]	(10.00)	(20,180)	(16,300)
APPLE COMPUTER CALL OPTION, $140 EXP 6/20/09	[3]	(10.00)	(2,640)	(2,090)
APPLE COMPUTER CALL OPTION, $140 EXP 7/18/09	[3]	(10.00)	(3,830)	(3,750)
BHP BILLITON CALL OPTION, $55 EXP 8/22/09	[3]	(20.00)	(6,560)	(5,400)
BP PLC SPONS ADR CALL OPTION, $44 EXP 7/18/09	[3]	(60.00)	(9,030)	(8,160)
CATERPILLAR CALL OPTION, $45 EXP 5/16/09	[3]	(20.00)	(4,600)	(60)
CF INDUSTRIES CALL OPTION, $75 EXP 6/20/09	[3]	(10.00)	(3,180)	(3,400)
CHINA MOBILE CALL OPTION, $50 EXP 6/20/09	[3]	(15.00)	(1,695)	(720)
CHINA MOBILE CALL OPTION, $50 EXP 9/19/09	[3]	(50.00)	(13,400)	(9,000)
CHINA MOBILE CALL OPTION, $55 EXP 9/19/09	[3]	(50.00)	(7,400)	(4,500)
CISCO SYSTEMS CALL OPTION, $20 EXP 7/18/09	[3]	(15.00)	(705)	(1,620)
CISCO SYSTEMS CALL OPTION, $20 EXP 10/17/09	[3]	(15.00)	(1,590)	(2,670)
CME GROUP INC CALL OPTION, $270 EXP 6/20/09	[3]	(5.00)	(8,490)	(1,750)
COSTCO COMPANIES CALL OPTION, $50 EXP 7/18/09	[3]	(7.00)	(1,631)	(1,575)
COVIDIEN LTD CALL OPTION, $40 EXP 7/18/09	[3]	(20.00)	(880)	(700)
DEVON ENERGY CALL OPTION, $50 EXP 7/18/09	[3]	(10.00)	(1,080)	(1,500)
DISNEY WALT CALL OPTION, $24 EXP 7/18/09	[3]	(20.00)	(980)	(1,880)
DUKE ENERGY CALL OPTION, $17.50 EXP 10/17/09	[3]	(50.00)	(950)	(250)
ENBRIDGE ENERGY CALL OPTION, $35 EXP 7/18/09	[3]	(20.00)	(920)	(4,400)
ENERGY TRANSFER CALL OPTION, $40 EXP 6/20/09	[3]	(25.00)	(1,475)	(2,125)
ENTERPRISE PROD CALL OPTION, $25 EXP 9/19/09	[3]	(60.00)	(3,840)	(4,800)
EXXON MOBIL CALL OPTION, $75 EXP 7/18/09	[3]	(20.00)	(1,860)	(1,840)
EXXON MOBIL CALL OPTION, $80 EXP 10/17/09	[3]	(30.00)	(9,540)	(3,510)
EXXON MOBIL CALL OPTION, $85 EXP 11/16/10	[3]	(10.00)	(9,530)	(1,500)
FORTUNE BRANDS CALL OPTION, $40 EXP 6/20/09	[3]	(30.00)	(4,740)	(8,250)
FORTUNE BRANDS CALL OPTION, $45 EXP 6/20/09	[3]	(35.00)	(2,065)	(3,675)
FRANKLIN RESOURCES CALL OPTION, $75 EXP 7/18/09	[3]	(10.00)	(9,180)	(1,150)
GENERAL ELECTRIC CALL OPTION, $13 EXP 9/19/09	[3]	(25.00)	(2,425)	(3,875)
GENERAL ELECTRIC CALL OPTION, $15 EXP 9/19/09	[3]	(25.00)	(1,150)	(1,900)
GENERAL ELECTRIC CALL OPTION, $18 EXP 6/20/09	[3]	(20.00)	(1,220)	(140)
GENERAL ELECTRIC CALL OPTION, $22 EXP 6/20/09	[3]	(25.00)	(3,300)	(25)
GENERAL ELECTRIC CALL OPTION, $23 EXP 6/20/09	[3]	(60.00)	(14,739)	(60)
GENERAL ELECTRIC CALL OPTION, $25 EXP 11/16/10	[3]	(50.00)	(12,942)	(700)
GENERAL MILLS CALL OPTION, $55 EXP 6/20/09	[3]	(25.00)	(1,350)	(1,125)
GILEAD SCIENCES CALL OPTION, $55 EXP 8/22/09	[3]	(10.00)	(1,330)	(900)
INTEL CORP CALL OPTION, $18 EXP 7/18/09	[3]	(170.00)	(8,520)	(7,140)
JOHNSON & JOHNSON CALL OPTION, $60 EXP 7/18/09	[3]	(75.00)	(4,800)	(1,500)
JOHNSON & JOHNSON CALL OPTION, $60 EXP 10/17/09	[3]	(15.00)	(1,410)	(1,125)
KINDER MORGAN CALL OPTION, $52.50 EXP 9/19/09	[3]	(70.00)	(4,830)	(2,800)
L-3 COMMUNICATIONS CALL OPTION, $80 EXP 7/18/09	[3]	(13.00)	(1,924)	(2,990)
LABORATORY CORP CALL OPTION, $65 EXP 8/22/09	[3]	(2.00)	(406)	(720)
LEGG MASON CALL OPTION, $25 EXP 5/16/09	[3]	(40.00)	(10,920)	(400)
LEGG MASON CALL OPTION, $30 EXP 5/16/09	[3]	(40.00)	(5,920)	(400)

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2009

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS (Continued):
MARKWEST ENERGY CALL OPTION, $15 EXP 8/22/09	[3]	(125.00)	(3,450)	(15,000)
MERCK CALL OPTION, $30 EXP 7/18/09	[3]	(150.00)	(22,950)	(58,050)
MERCK CALL OPTION, $35 EXP 7/18/09	[3]	(40.00)	(3,760)	(21,600)
MICROSOFT CORP CALL OPTION, $21 EXP 7/18/09	[3]	(250.00)	(15,250)	(27,250)
MICROSOFT CORP CALL OPTION, $22 EXP 7/18/09	[3]	(15.00)	(705)	(1,035)
MICROSOFT CORP CALL OPTION, $22 EXP 10/17/09	[3]	(30.00)	(3,570)	(4,110)
NORFOLK SOUTHERN CALL OPTION, $40 EXP 9/19/09	[3]	(2.00)	(516)	(530)
ONEOK PARTNERS CALL OPTION, $45 EXP 7/18/09	[3]	(15.00)	(1,410)	(4,800)
ORACLE CORP CALL OPTION, $21 EXP 6/20/09	[3]	(35.00)	(1,365)	(1,400)
PARTNER COMMUNICATIONS CALL OPTION, $17.50 EXP 5/16/09	[3]	(100.00)	(2,900)	(1,000)
PENN WEST ENERGY CALL OPTION, $20 EXP 6/20/09	[3]	(50.00)	(9,400)	(250)
PEPSICO CALL OPTION, $57.50 EXP 7/18/09	[3]	(20.00)	(580)	(500)
PEPSICO CALL OPTION, $57.50 EXP 10/17/09	[3]	(20.00)	(1,880)	(1,800)
PETROLEO BRASIL CALL OPTION, $36 EXP 7/18/09	[3]	(10.00)	(1,880)	(2,210)
PFIZER INC CALL OPTION, $22.50 EXP 6/29/09	[3]	(25.00)	(1,425)	(50)
PROCTER & GAMBLE CALL OPTION, $57.50 EXP 7/18/09	[3]	(25.00)	(1,100)	(750)
PROCTER & GAMBLE CALL OPTION, $60 EXP 10/17/09	[3]	(15.00)	(1,110)	(900)
PROCTER & GAMBLE CALL OPTION, $75 EXP 11/16/10	[3]	(20.00)	(8,960)	(160)
QUEST DIAGNOSTICS CALL OPTION, $55 EXP 8/22/09	[3]	(40.00)	(6,120)	(8,600)
REGIS CORP CALL OPTION, $17.50 EXP 6/20/09	[3]	(150.00)	(13,470)	(36,000)
RESEARCH IN MOTION CALL OPTION, $50 EXP 6/20/09	[3]	(15.00)	(5,370)	(30,000)
RESEARCH IN MOTION CALL OPTION, $50 EXP 1/16/10	[3]	(10.00)	(10,030)	(24,700)
RESEARCH IN MOTION CALL OPTION, $65 EXP 6/20/09	[3]	(5.00)	(2,140)	(4,300)
RESEARCH IN MOTION CALL OPTION, $70 EXP 6/20/09	[3]	(20.00)	(9,060)	(12,000)
RESEARCH IN MOTION CALL OPTION, $75 EXP 5/16/09	[3]	(10.00)	(1,670)	(910)
RESEARCH IN MOTION CALL OPTION, $75 EXP 6/20/09	[3]	(10.00)	(4,380)	(3,980)
SIEMENS CALL OPTION, $65 EXP 7/18/09	[3]	(5.00)	(2,040)	(3,440)
SOUTHERN COMPANY CALL OPTION, $35 EXP 8/22/09	[3]	(25.00)	(1,475)	(250)
SOUTHERN COMPANY CALL OPTION, $50 EXP 5/16/09	[3]	(60.00)	(7,980)	(300)
SUNCOR ENERGY CALL OPTION, $30 EXP 6/20/09	[3]	(10.00)	(1,280)	(430)
TELEFLEX CALL OPTION, $50 EXP 10/17/09	[3]	(12.00)	(1,896)	(1,980)
TEPPCO PARTNERS CALL OPTION, $30 EXP 10/17/09	[3]	(45.00)	(1,755)	(2,925)
TYCO ELECTRONICS CALL PTION, $17.50 EXP 7/18/09	[3]	(20.00)	(880)	(3,900)
UNITEDHEALTH CALL OPTION, $35 EXP 6/20/09	[3]	(25.00)	(3,200)	(125)
UNITEDHEALTH CALL OPTION, $40 EXP 9/19/09	[3]	(50.00)	(5,150)	(250)
VERIZON CALL OPTION, $37.50 EXP 7/18/09	[3]	(30.00)	(4,440)	(210)
WAL MART STORES CALL OPTION, $55 EXP 9/19/09	[3]	(50.00)	(12,400)	(8,600)
WATTS WATER TECH CALL OPTION, $22.50 EXP 9/19/09	[3]	(30.00)	(4,440)	(6,900)
WELLCARE HEALTH CALL OPTION, $20 EXP 6/20/09	[3]	(50.00)	(6,150)	(2,000)
WELLCARE HEALTH CALL OPTION, $20 EXP 9/19/09	[3]	(50.00)	(10,650)	(5,500)
WELLPOINT INC CALL OPTION, $55 9/19/09	[3]	(50.00)	(11,150)	(6,000)
WESTERN DIGITAL CALL OPTION, $25 EXP 6/20/09	[3]	(20.00)	(1,680)	(2,840)
WESTERN DIGITAL CALL OPTION, $25 EXP 7/18/09	[3]	(30.00)	(3,990)	(5,700)
WESTERN DIGITAL CALL OPTION, $17.50 EXP 7/18/09	[3]	(10.00)	(1,080)	(6,910)

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2009

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS (Continued):
WINDSTREAM CALL OPTION, $10 EXP 5/16/09	[3]	(100.00)	(4,900)	(500)
TOTAL CALL OPTIONS			(434,416)	(448,020)	-0.47%

PUT OPTIONS:
APPLE COMPUTER PUT OPTION, $75 EXP 7/18/09	[3]	(30.00)	(23,040)	(900)
BOEING PUT OPTION, $30 EXP 8/22/09	[3]	(50.00)	(15,400)	(4,500)
BP PLC SPONS ADR PUT OPTION, $35 EXP 7/18/09	[3]	(30.00)	(5,490)	(1,500)
CME GROUP PUT OPTION, $190 EXP 6/20/09	[3]	(15.00)	(18,570)	(10,050)
POWERSH DB COMMODITY INDEX PUT OPTION, $18 EXP 7/18/09	[3]	(150.00)	(12,600)	(6,000)
EMC CORP PUT OPTION, $10 EXP 7/18/09	[3]	(250.00)	(15,915)	(4,500)
GENERAL DYNAMICS PUT OPTION, $35 EXP 8/22/09	[3]	(50.00)	(16,400)	(1,750)
GOOGLE INC PUT OPTION, $250 EXP 9/19/09	[3]	(2.00)	(3,081)	(560)
INDUST SELECT SECTOR PUT OPTION, $20 EXP 6/20/09	[3]	(250.00)	(32,000)	(16,250)
INTEL CORP PUT OPTION, $12 EXP 7/18/09	[3]	(150.00)	(10,650)	(3,900)
ISHARES MSCI BRAZIL PUT OPTION, $25 EXP 6/20/09	[3]	(500.00)	(98,999)	(2,500)
ISHARES MSCI BRAZIL PUT OPTION, $30 EXP 6/20/09	[3]	(250.00)	(94,499)	(5,000)
ISHARES EMERGING MARKETS PUT OPTION, $18 EXP 6/20/09	[3]	(500.00)	(68,700)	(3,000)
ISHARES EMERGING PARKETS PUT OPTION, $19 EXP 6/20/09	[3]	(500.00)	(81,000)	(6,500)
ISHARES EMERGING MARKETS PUT OPTION, $20 EXP 6/20/09	[3]	(250.00)	(47,750)	(4,250)
ISHARES EMERGING MARKETS PUT OPTION, $10 EXP 6/20/09	[3]	(500.00)	(36,650)	(500)
ISHARES FTXE/CHINA 25 PUT OPTION, $18 EXP 5/16/09	[3]	(500.00)	(44,500)	(2,500)
ISHARES FTXE/CHINA 25 PUT OPTION, $20 EXP 5/16/09	[3]	(500.00)	(62,750)	(1,000)
ISHARES FTXE/CHINA 25 PUT OPTION, $22 EXP 5/16/09	[3]	(250.00)	(40,750)	(1,250)
ISHARES MSCI JAPAN PUT OPTION, $6 EXP 9/19/09	[3]	(750.00)	(18,750)	(3,750)
ISHARES MSCI JAPAN PUT OPTION, $7 EXP 6/20/09	[3]	(1,500.00)	(51,000)	(7,500)
ISHARES MSCI JAPAN PUT OPTION, $7 EXP 9/19/09	[3]	(750.00)	(38,625)	(15,000)
ISHARES SILVER TR PUT OPTION, $10 EXP 10/17/09	[3]	(250.00)	(12,250)	(11,250)
ISHARES SILVER TR PUT OPTION, $11 EXP 7/18/09	[3]	(250.00)	(11,000)	(12,500)
ISHARES SILVER TR PUT OPTION, $12 EXP 7/18/09	[3]	(250.00)	(18,500)	(20,000)
MARKET VECT GOLD PUT OPTION, $20 EXP 6/20/09	[3]	(250.00)	(30,750)	(1,250)
MATERIALS SELECT SECTOR PUT OPTION, $20 EXP 6/20/09	[3]	(250.00)	(36,500)	(2,500)
MICROSOFT CORP PUT OPTION, $15 EXP 7/18/09	[3]	(250.00)	(26,500)	(4,000)
NORTHROP GRUMMAN PUT OPTION, $35 EXP 8/22/09	[3]	(50.00)	(15,400)	(2,500)
POWERSHARES QQQ PUT OPTION, $25 EXP 9/19/09	[3]	(200.00)	(26,000)	(10,400)
POWERSHARES QQQ PUT OPTION, $27 EXP 9/19/09	[3]	(200.00)	(36,800)	(16,600)
SPDR TR UNIT PUT OPTION, $78 EXP 5/16/09	[3]	(200.00)	(47,899)	(7,000)
SPDR TR UNIT PUT OPTION, $79 EXP 5/16/09	[3]	(100.00)	(16,799)	(4,000)
SUN MICROSYSTEMS PUT OPTION, $5 EXP 7/18/09	[3]	(500.00)	(16,655)	(1,500)
SUN MICROSYSTEMS PUT OPTION, $6 EXP 10/17/09	[3]	(500.00)	(37,235)	(4,000)
TAIWAN SEMICONDUCTOR PUT OPTION, $7.50 EXP 7/18/09	[3]	(250.00)	(15,375)	(3,750)
UNITED STATES OIL PUT OPTION, $20 EXP 10/17/09	[3]	(125.00)	(13,500)	(9,375)
UNITED STATES OIL PUT OPTION, $25 EXP 10/17/09	[3]	(100.00)	(24,800)	(21,000)
WAL MART STORES PUT OPTION, $40 EXP 9/19/09	[3]	(50.00)	(7,700)	(4,350)
WAL MART STORES PUT OPTION, $45 EXP 9/19/09	[3]	(50.00)	(13,850)	(9,400)
TOTAL PUT OPTIONS - LIABILITIES			(1,244,627)	(248,035)	-0.26%

TOTAL CALL AND PUT OPTIONS			$(1,679,043)	$(696,055)	-0.73%

Item. 2.  Code of Ethics.

N/A

Item 3.  Audit Committee Financial Expert.

N/A

Item 4.  Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8.  Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10.  Submission of Matters to a Vote of Security Holders.

N/A

Item 11.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940.  Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  N/A

(a)(2)  Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date:  June 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Paul H. Broyhill
Paul H. Broyhill
Chairman and Chief Executive Officer

Date:  June 12, 2009

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date:   June 12, 2009